Cash Flows $ in Thousands	12 Months Ended
	Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)		Dec. 31, 2015 KRW (₩)
Cash flows from operating activities
Profit for the year	₩ 3,343,461,000,000		$ 3,132,282	₩ 2,190,180,000,000		₩ 1,727,306,000,000
Adjustment for non-cash items
Net loss(gain) on financial assets/liabilities at fair value through profit or loss	(106,868,000,000)		(100,118)	401,556,000,000		(63,319,000,000)
Net loss(gain) on derivative financial instruments for hedging purposes	(135,363,000,000)		(126,813)	69,573,000,000		47,466,000,000
Adjustment of fair value of derivative financial instruments	(1,000,000,000)		(937)	338,000,000		1,771,000,000
Provision For Credit Losses	548,244,000,000		513,616	539,283,000,000		1,037,231,000,000
Net loss(gain) on financial investments	110,156,000,000		103,198	(139,800,000,000)		(166,911,000,000)
Share of loss (profit) of associates and joint ventures	(84,274,000,000)		(78,951)	(280,838,000,000)		(203,097,000,000)
Depreciation and amortization expense	550,343,000,000		515,582	289,438,000,000		257,457,000,000
Other net losses on property and equipment/intangible assets	30,893,000,000		28,942	5,259,000,000		9,458,000,000
Share-based payments	73,370,000,000		68,736	38,190,000,000		17,429,000,000
Policy reserve appropriation	1,644,389,000,000		1,540,527	366,145,000,000		659,501,000,000
Post-employment benefits	233,501,000,000	[1]	218,753	197,696,000,000	[1]	187,882,000,000	[1]
Net interest expense	363,803,000,000		340,825	421,679,000,000		431,157,000,000
Loss(gain) on foreign currency translation	(70,399,000,000)		(65,952)	15,931,000,000		228,727,000,000
Gains on bargain purchase	(122,986,000,000)		(115,218)	(628,614,000,000)		0
Net other expense(income)	204,122,000,000		191,229	65,412,000,000		88,518,000,000
Adjustment for non-cash items (Sub-total)	3,237,931,000,000		3,033,419	1,361,248,000,000		2,533,270,000,000
Changes in operating assets and liabilities
Financial asset at fair value through profit or loss	(3,946,805,000,000)		(3,697,518)	(1,463,824,000,000)		(418,431,000,000)
Derivative financial instruments	(295,795,000,000)		(277,112)	147,137,000,000		124,687,000,000
Loans	(22,465,758,000,000)		(21,046,784)	(16,423,939,000,000)		(14,847,214,000,000)
Current income tax assets	59,334,000,000		55,586	(8,868,000,000)		287,788,000,000
Deferred income tax assets	3,186,000,000		2,985	(87,701,000,000)		9,223,000,000
Other assets	(3,938,297,000,000)		(3,689,548)	1,393,689,000,000		(682,627,000,000)
Financial liabilities at fair value through profit or loss	66,222,000,000		62,039	356,880,000,000		1,296,333,000,000
Deposits	18,858,210,000,000		17,667,094	12,042,422,000,000		12,602,806,000,000
Deferred income tax liabilities	108,355,000,000		101,511	(150,333,000,000)		105,752,000,000
Other liabilities	133,931,000,000		125,472	1,768,096,000,000		(545,262,000,000)
Changes in operating assets and liabilities (Sub-total)	(11,417,417,000,000)		(10,696,275)	(2,426,441,000,000)		(2,066,945,000,000)
Net cash inflow (outflow) from operating activities	(4,836,025,000,000)		(4,530,574)	1,124,987,000,000		2,193,631,000,000
Cash flows from investing activities
Disposal of investments in associates and joint ventures	38,050,549,000,000		35,647,214	28,066,113,000,000		21,648,312,000,000
Acquisition of investments in associates and joint ventures	(46,538,295,000,000)		(43,598,860)	(30,737,148,000,000)		(25,688,235,000,000)
Disposal of investments in associates and joint ventures	141,052,000,000		132,143	106,658,000,000		40,350,000,000
Acquisition of investments in associates and joint ventures	(53,375,000,000)		(50,004)	(1,558,731,000,000)		(904,399,000,000)
Disposal of property and equipment	31,167,000,000		29,198	809,000,000		2,951,000,000
Acquisition of property and equipment	(298,368,000,000)		(279,523)	(397,157,000,000)		(229,210,000,000)
Disposal of investment property	1,593,000,000		1,492	0		0
Acquisition of investment property	(262,000,000)		(245)	(1,254,000,000)		(4,289,000,000)
Disposal of intangible assets	7,603,000,000		7,123	8,330,000,000		3,761,000,000
Acquisition of intangible assets	(111,894,000,000)		(104,827)	(111,603,000,000)		(52,126,000,000)
Net cash flows from the change in subsidiaries	(405,817,000,000)		(380,185)	95,304,000,000		0
Others	446,628,000,000		418,419	90,141,000,000		107,555,000,000
Net cash inflow (outflow) from investing activities	(8,729,419,000,000)		(8,178,055)	(4,438,538,000,000)		(5,075,330,000,000)
Cash flows from financing activities
Net cash flows from derivative financial instrument for hedging purposes	63,827,000,000		59,796	11,035,000,000		(61,543,000,000)
Net increase in debts	4,272,011,000,000		4,002,184	1,849,513,000,000		178,497,000,000
Increase in debentures	139,700,967,000,000		130,877,224	99,305,813,000,000		80,263,530,000,000
Decrease in debentures	(129,235,557,000,000)		(121,072,827)	(98,484,764,000,000)		(77,062,704,000,000)
Increase in other payables from trust accounts	587,523,000,000		550,414	1,639,104,000,000		242,827,000,000
Dividends paid to shareholders of the parent company	(497,969,000,000)		(466,516)	(378,625,000,000)		(301,354,000,000)
Disposal of treasury shares	3,515,000,000		3,293	0		0
Acquisition of treasury shares	(185,532,000,000)		(173,813)	(716,808,000,000)		0
Dividends paid to non-controlling interests	(5,156,000,000)		(4,830)	(5,156,000,000)		(4,640,000,000)
Changes in interest in subsidiaries	(163,658,000,000)		(153,321)	0		0
Others	148,775,000,000		139,377	(38,786,000,000)		652,000,000
Net cash inflow (outflow) from financing activities	14,688,746,000,000		13,760,981	3,181,326,000,000		3,255,265,000,000
Effect Of Exchange Rate Changes On Cash And Cash Equivalents	(133,240,000,000)		(124,824)	89,142,000,000		65,557,000,000
Net increase (decrease) in cash and cash equivalents	990,062,000,000		927,528	(43,083,000,000)		439,123,000,000
Cash and cash equivalents at the beginning of the year	7,414,836,000,000		6,946,503	7,457,919,000,000		7,018,796,000,000
Cash and cash equivalents at the end of the year	₩ 8,404,898,000,000		$ 7,874,031	₩ 7,414,836,000,000		₩ 7,457,919,000,000

[1]	Post-employment benefits amounting to ￦1,143 million and ￦1,577 million for the years ended December?31, 2015 and 2016, respectively, are recognized as other operating expense in the statements of comprehensive income, and post-employment benefits amounting to ￦1,755 million and ￦42 million for the years ended December 31, 2017 are recognized as other operating expense and advance payments in the statements of comprehensive income.